share-based compensation	6 Months Ended
Jun. 30, 2021
share-based compensation
share-based compensation

14    share-based compensation

(a) Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

Periods ended June 30 (millions)		2021			2020
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$48	$—	$48	$38	$—	$38
Employee share purchase plan	(c)	11	(11)	—	5	(5)	—
Share option awards	(d)	4	—	4	3	—	3
		$63	$(11)	$52	$46	$(5)	$41
TELUS Technology Solutions		$39	$(11)	$28	$32	$(5)	$27
Digitally-led customer experiences		24	—	24	14	—	14
		$63	$(11)	$52	$46	$(5)	$41
SIX-MONTH
Restricted share units	(b)	$98	$—	$98	$60	$—	$60
Employee share purchase plan	(c)	20	(20)	—	14	(14)	—
Share option awards	(d)	11	(22)	(11)	4	—	4
		$129	$(42)	$87	$78	$(14)	$64
TELUS Technology Solutions		$74	$(20)	$54	$61	$(14)	$47
Digitally-led customer experiences		55	(22)	33	17	—	17
		$129	$(42)	$87	$78	$(14)	$64

1	Within employee benefits expense (see Note 8), for the three-month period ended June 30, 2021, restricted share unit expense of $48 and share option expense of $4 is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the Digitally-led customer experiences segment; for the six-month period ended June 30, 2021, restricted share unit expense of $93 and share option expense of $10 is presented as share-based compensation expense and the balance is included in restructuring costs of the Digitally-led customer experiences segment.

For the three-month and six-month periods ended June 30, 2020, the associated operating cash outflows in respect of restricted share units were net of cash inflows arising from cash-settled equity forward agreements of $1 million and $2 million; there were no cash-settled equity forward agreements outstanding during the three-month and six-month periods ended June 30, 2021. For the three-month and six-month periods ended June 30, 2021, the income tax benefits arising from share-based compensation were $17 million (2020 - $11 million) and $34 million (2020 - $19 million), respectively.

(b) Restricted share units

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%) that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on TELUS Corporation Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted share units affected by the total customer connections performance condition equals the fair market value of the corresponding TELUS Corporation Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted share units with only service conditions. The estimate, which reflects a variable payout, of the fair value of the notional subset of our restricted share units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation. Grants of restricted share units in 2021 and 2020 are accounted for as equity-settled, as that was their expected manner of settlement when granted.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2021	2020
Restricted share units without market performance conditions
Restricted share units with only service conditions	8,529,275	5,718,328
Notional subset affected by total customer connections performance condition	500,204	298,957
	9,029,479	6,017,285
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,500,613	896,870
	10,530,092	6,914,155

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Periods ended June 30, 2021	Three months			Six months
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	share units [1]		grant-date	share units [1]		grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	8,943,373	—	$24.96	6,017,285	—	$24.55
Vested	—	29,581	$24.59	—	29,870	$24.58
Granted
Initial award	73,674	—	$26.79	2,984,181	—	$25.83
In lieu of dividends	108,699	363	$25.38	181,106	728	$25.41
Vested	(14,055)	14,055	$25.13	(24,004)	24,004	$24.87
Settled in cash	—	(14,463)	$24.88	—	(25,066)	$24.70
Forfeited	(82,212)	—	$24.79	(129,089)	—	$24.77
Outstanding, end of period
Non-vested	9,029,479	—	$24.98	9,029,479	—	$24.98
Vested	—	29,536	$24.60	—	29,536	$24.60

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units

We also award restricted share units that largely have the same features as the TELUS Corporation restricted share units, but have a variable payout (0% – 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions. Grants of restricted share units in 2021 are accounted for as equity-settled, as that was their expected manner of settlement when granted.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units.

Periods ended June 30, 2021	Three months				Six months
	Number of restricted		Weighted		Number of restricted		Weighted
	share units		average		share units		average
			grant-date				grant-date
	Non-vested	Vested	fair value		Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	2,039,588	—	US$	13.55	1,383,642	—	US$	7.94
Granted – initial award	657,525	—	US$	29.17	1,327,817	—	US$	27.06
Vested	(365,150)	365,150	US$	6.18	(365,150)	365,150	US$	6.18
Forfeited	(9,766)	—	US$	8.47	(24,112)	—	US$	7.37
Outstanding, end of period
Non-vested	2,322,197	—	US$	17.39	2,322,197	—	US$	17.39
Vested	—	365,150	US$	6.18	—	365,150	US$	6.18

(c) TELUS Corporation employee share purchase plan

We have an employee share purchase plan under which eligible employees up to a certain job classification can purchase TELUS Corporation Common Shares through regular payroll deductions. In respect of TELUS Corporation Common Shares held within the employee share purchase plan, TELUS Corporation Common Share dividends declared during the three-month and six-month periods ended June 30, 2021, of $11 million (2020 - $9 million) and $21 million (2020 - $18 million), respectively, were to be reinvested in TELUS Corporation Common Shares acquired by the trustee from Treasury, with a discount applicable, as set out in Note 13(b).

(d) Share option awards

TELUS Corporation share options

Employees may be granted options to purchase TELUS Corporation Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the time of grant. Share option awards granted in fiscal 2021 and 2020 were for front-line employees.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Periods ended June 30, 2021	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price	options	option price [1]
Outstanding, beginning of period	3,213,300	$21.92	3,014,700	$21.59
Granted	75,600	$26.29	324,300	$25.96
Forfeited	(79,700)	$21.66	(129,800)	$21.62
Outstanding, end of period	3,209,200	$22.03	3,209,200	$22.03

1	The weighted average remaining contractual life is 5.9 years. No options were exercisable as at the balance sheet date.

The weighted average fair value of share option awards granted, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model (a closed-form option pricing model), are as follows:

Periods ended June 30, 2021	Three months	Six months
Share option award fair value (per share option)	$0.95	$0.93
Risk-free interest rate	0.80%	0.79%
Expected lives [1] (years)	4.25	4.25
Expected volatility	12.6%	12.5%
Dividend yield	4.8%	4.8%

1	The maximum contractual term of the share option awards granted in 2021 was seven years.

TELUS International (Cda) Inc. share options

Employees may be granted equity share options (equity-settled) to purchase TELUS International (Cda) Inc. subordinate voting shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. subordinate voting share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%)that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

Periods ended June 30, 2021	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
		Weighted					Weighted
	Number	average		Number	Share	Number	average		Number	Share
	of share	share option		of share	option	of share	share option		of share	option
	options	price		options	price	options	price [1]		options	price
Outstanding, beginning of period	4,092,969	US$	9.59	—	$—	3,922,056	US$	6.94	242,244	$4.75
Granted	—	US$	—	—	$—	579,949	US$	25.00	—	$—
Exercised	—	US$	—	—	$—	(409,036)	US$	6.06	(242,244)	$4.75
Outstanding, end of period	4,092,969	US$	9.59	—	$—	4,092,969	US$	9.59	—	$—
Exercisable, end of period	2,858,387	US$	6.95	—	$—	2,858,387	US$	6.95	—	$—

1	For 3,513,020 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 6.3 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 9.6 years.

The weighted average fair value of share option awards granted, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model (a closed-form option pricing model), are as follows:

Periods ended June 30, 2021	Six months
Share option award fair value (per share option)	US$	5.34
Risk-free interest rate		0.73%
Expected lives [1] (years)		6.5
Expected volatility [2]		19.3%
Dividend yield		NIL %

1	The maximum contractual term of the share option awards granted in 2021 was ten years.
2	Estimated by taking the average historical price volatility of industry peers observed over a period equivalent to the expected term of the share options.